Income Tax (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Income Tax [Line Items]
Income Tax expense (in Dollars)		$ 126,841	$ 1,097,726	$ 876,396
Hong Kong [Member]
Income Tax [Line Items]
Profits tax at a rate	16.50%
Income Tax expense (in Dollars)	$ 2
Two-Tiered [Member]
Income Tax [Line Items]
Profits tax at a rate	8.25%
Two-Tiered [Member] | Hong Kong [Member]
Income Tax [Line Items]
Profits tax at a rate	16.50%
Income Tax expense (in Dollars)	$ 2